UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE

68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

06/30

Date of reporting period:  3/31/2014

Item 1.  Schedule of Investments.

Equinox EquityHedge U.S. Strategy Fund
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)
	Shares		Value
		COMMON STOCKS - 89.0%
		AEROSPACE/DEFENSE - 1.9%
	250	HEICO Corp.	$ 15,040
	175	Northrop Grumman Corp.	21,592
	518	Rockwell Collins, Inc.	41,269
	382	Teledyne Technologies, Inc. *	37,180
	610	United Technologies Corp.	71,272
			186,353
		AIRLINES - 0.3%
	90	Copa Holdings SA - Cl. A	13,067
	240	Spirit Airlines, Inc. *	14,256
			27,323
		APPAREL - 2.1%
	1,753	NIKE, Inc.	129,477
	212	Ralph Lauren Corp.	34,117
	341	Under Armour, Inc. - Cl. A *	39,092
			202,686
		AUTO PARTS & EQUIPMENT - 0.6%
	1,041	Tenneco, Inc. *	60,451

		BANKS - 3.8%
	310	Bank of the Ozarks, Inc.	21,099
	801	Comerica, Inc.	41,492
	510	East West Bancorp, Inc.	18,615
	602	First Republic Bank/CA	32,502
	410	PacWest Bancorp	17,634
	515	The PNC Financial Services Group, Inc.	44,805
	160	Signature Bank/New York *	20,094
	565	SunTrust Banks, Inc.	22,481
	1,015	U.S. Bancorp	43,503
	2,285	Wells Fargo & Co.	113,656
			375,881
		BEVERAGES - 3.2%
	560	Diageo PLC - ADR	69,770
	980	Dr. Pepper Snapple Group, Inc.	53,371
	1,135	Molson Coors Brewing Co.	66,806
	1,515	PepsiCo, Inc.	126,503
			316,450
		BIOTECHNOLOGY - 1.8%
	210	Alnylam Pharmaceuticals, Inc. *	14,099
	454	BioMarin Pharmaceutical, Inc. *	30,967
	671	Cubist Pharmaceuticals, Inc. *	49,084
	460	NPS Pharmaceuticals, Inc. *	13,768
	150	Puma Biotechnology, Inc. *	15,621
	70	Regeneron Pharmaceuticals, Inc. *	21,020
	379	United Therapeutics Corp. *	35,637
			180,196
		BUILDING MATERIALS - 0.5%
	420	Fortune Brands Home & Security, Inc.	17,674
	480	Louisiana-Pacific Corp. *	8,097
	668	USG Corp. *	21,857
			47,628
		CHEMICALS - 2.7%
	339	Airgas, Inc.	36,107
	485	Axiall Corp.	21,786
	282	Ecolab, Inc.	30,453
	160	International Flavors & Fragrances, Inc.	15,307
	290	Methanex Corp.	18,543
	500	PolyOne Corp.	18,330
	813	RPM International, Inc.	34,016
	208	The Sherwin-Williams Co.	41,003
	530	Sigma-Aldrich Corp.	49,491
			265,036
		COMMERCIAL SERVICES - 3.8%
	800	Automatic Data Processing, Inc.	61,808
	260	Cardtronics, Inc. *	10,101
	505	Equifax, Inc.	34,355
	753	Gartner, Inc. *	52,288
	1,723	Mastercard, Inc. - Cl. A	128,708
	310	MAXIMUS, Inc.	13,907
	460	Quanta Services, Inc. *	16,974
	280	Sotheby's - Cl. A	12,194
	300	Team Health Holdings, Inc. *	13,425
	150	Towers Watson & Co.	17,108
	150	United Rentals, Inc. *	14,241
			375,109
		COMPUTERS - 3.1%
	504	3D Systems Corp. *	29,812
	908	Accenture PLC - Cl. A	72,386
	195	Apple, Inc.	104,664
	792	Cognizant Technology Solutions Corp. - Cl. A *	40,083
	270	Digimarc Corp.	8,478
	130	Stratasys, Ltd. *	13,792
	703	Synaptics, Inc. *	42,194
			311,409
		COSMETICS/PERSONAL CARE - 0.4%
	530	The Procter & Gamble Co.	42,718

		DISTRIBUTION/WHOLESALE - 1.3%
	988	Fastenal Co.	48,728
	887	LKQ Corp. *	23,373
	50	MWI Veterinary Supply, Inc. *	7,781
	211	W.W. Grainger, Inc.	53,311
			133,193
		DIVERSIFIED FINANCIAL SERVICES - 5.3%
	225	Affiliated Managers Group, Inc. *	45,011
	1,481	Air Lease Corp.	55,226
	1,065	American Express Co.	95,882
	310	Artisan Partners Asset Management, Inc.	19,917
	280	CBOE Holdings, Inc.	15,848
	775	The Charles Schwab Corp.	21,181
	280	Evercore Partners, Inc. - Cl. A	15,470
	1,660	T. Rowe Price Group, Inc.	136,701
	496	Visa, Inc. - Cl. A	107,067
	840	WisdomTree Investments, Inc. *	11,021
			523,324
		ELECTRIC - 1.1%
	1,840	Exelon Corp.	61,751
	480	ITC Holdings Corp.	17,928
	645	Southern Co. (The)	28,341
			108,020
		ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
	791	Ametek, Inc.	40,728
	1,095	Emerson Electric Co.	73,146
	140	Hubbell, Inc.	16,782
			130,656
		ELECTRONICS - 1.9%
	550	Thermo Fisher Scientific, Inc.	66,132
	1,450	Trimble Navigation Ltd. *	56,362
	605	Waters Corp. *	65,588
			188,082
		ENGINEERING & CONSTRUCTION - 0.3%
	369	Chicago Bridge & Iron Co.	32,158

		ENTERTAINMENT - 0.1%
	130	Vail Resorts, Inc.	9,061

		ENVIRONMENTAL CONTROL - 0.3%
	294	Stericycle, Inc. *	33,404

		FOOD - 0.9%
	416	McCormick & Co., Inc.	29,844
	240	Sprouts Farmers Market, Inc. *	8,647
	180	United Natural Foods, Inc. *	12,766
	1,490	The WhiteWave Foods Co. *	42,525
			93,782
		HEALTHCARE-PRODUCTS - 1.8%
	683	Align Technology, Inc. *	35,373
	505	Baxter International, Inc.	37,158
	255	Becton Dickinson and Co.	29,855
	250	Insulet Corp. *	11,855
	820	Medtronic, Inc.	50,463
	110	Teleflex, Inc.	11,796
			176,500
		HEALTHCARE-SERVICES - 0.5%
	260	Acadia Healthcare Co., Inc. *	11,731
	290	MEDNAX, Inc. *	17,974
	200	Universal Health Services, Inc.	16,414
			46,119
		HOME FURNISHINGS - 0.6%
	170	Harman International Industries, Inc.	18,088
	300	Whirlpool Corp.	44,838
			62,926
		INSURANCE - 3.7%
	550	Berkshire Hathaway, Inc. *	68,734
	435	The Chubb Corp.	38,846
	1,968	CNO Financial Group, Inc.	35,621
	720	Essent Group Ltd. *	16,171
	200	Infinity Property & Casualty Corp.	13,526
	120	Markel Corp. *	71,532
	260	Torchmark Corp.	20,462
	365	The Travelers Co., Inc.	31,061
	1,700	WR Berkley Corp.	70,754
			366,707
		INTERNET - 4.9%
	1,353	eBay, Inc. *	74,740
	388	F5 Networks, Inc. *	41,372
	207	Google, Inc. - Cl. A *	230,704
	1,314	HomeAway, Inc. *	49,498
	340	Pandora Media, Inc. *	10,309
	43	The Priceline Group, Inc. *	51,251
	200	Splunk, Inc. *	14,298
	130	Zillow, Inc. *	11,453
			483,625
		LEISURE TIME - 0.3%
	290	Brunswick Corp.	13,134
	90	Polaris Industries, Inc.	12,574
			25,708
		MACHINERY-CONSTRUCTION & MINING - 0.3%
	311	Caterpillar, Inc.	30,904

		MACHINERY-DIVERSIFIED - 1.6%
	390	Cognex Corp. *	13,205
	310	Cummins, Inc.	46,187
	364	Deere & Co.	33,051
	269	The Middleby Corp. *	71,073
			163,516
		MEDIA - 2.1%
	625	DIRECTV *	47,762
	818	Discovery Communications, Inc. *	63,035
	432	FactSet Research Systems, Inc.	46,574
	635	Scripps Networks Interactive, Inc.	48,203
			205,574
		METAL FABRICATE/HARDWARE - 0.4%
	173	Precision Castparts Corp.	43,727

		MINING - 0.8%
	1,955	Barrick Gold Corp.	34,858
	870	Horsehead Holding Corp. *	14,633
	1,080	Newmont Mining Corp.	25,315
			74,806
		MISCELLANEOUS MANUFACTURING - 0.8%
	280	Colfax Corp. *	19,972
	270	Hexcel Corp. *	11,756
	635	Illinois Tool Works, Inc.	51,645
			83,373
		OIL & GAS - 3.7%
	720	Chevron Corp.	85,615
	442	Cimarex Energy Co.	52,647
	525	ConocoPhillips	36,934
	545	Devon Energy Corp.	36,477
	370	Energen Corp.	29,900
	299	EQT Corp.	28,994
	560	Exxon Mobil Corp.	54,701
	290	Gulfport Energy Corp. *	20,642
	1,390	Kodiak Oil & Gas Corp. *	16,874
			362,784
		OIL & GAS SERVICES - 1.1%
	80	Dril-Quip, Inc. *	8,968
	549	FMC Technologies, Inc. *	28,707
	1,250	Halliburton Co.	73,613
			111,288
		PACKAGING & CONTAINERS - 0.3%
	259	Rock Tenn Co.	27,343

		PHARMACEUTICALS - 5.4%
	2,429	Abbott Laboratories	93,541
	180	Actavis PLC *	37,053
	310	Alkermes PLC *	13,668
	845	Allergan, Inc.	104,864
	556	Cardinal Health, Inc.	38,909
	1,265	Express Scripts Holding Co. *	94,989
	495	GlaxoSmithKline Plc - ADR	26,448
	1,220	Ironwood Pharmaceuticals, Inc. *	15,030
	735	Johnson & Johnson	72,199
	848	Mylan, Inc./PA *	41,408
			538,109
		REAL ESTATE - 0.8%
	1,838	CBRE Group, Inc. - Cl. A *	50,416
	670	Kennedy-Wilson Holdings, Inc.	15,082
	320	Realogy Holdings Corp. *	13,904
			79,402

		REAL ESTATE INVESTMENT TRUST - 0.8%
	2,025	Annaly Capital Management, Inc.	22,214
	850	Duke Realty Corp.	14,348
	700	Mack-Cali Realty Corp.	14,553
	179	Public Storage	30,160
			81,275
		RETAIL - 10.4%
	360	ANN, Inc. *	14,933
	1,545	Bed Bath & Beyond, Inc. *	106,296
	70	Buffalo Wild Wings, Inc. *	10,423
	230	Cabela's, Inc. *	15,067
	391	Casey's General Stores, Inc.	26,428
	858	The Cheesecake Factory, Inc.	40,866
	220	Chuy's Holdings, Inc. *	9,491
	325	CVS Caremark Corp.	24,329
	670	Dick's Sporting Goods, Inc.	36,589
	805	DSW, Inc. - Cl. A	28,867
	240	Dunkin' Brands Group, Inc.	12,043
	360	Five Below, Inc. *	15,293
	483	The Home Depot, Inc.	38,220
	530	Kate Spade & Co. *	19,658
	1,066	Lowe's Co., Inc.	52,127
	230	Restoration Hardware Holdings, Inc. *	16,926
	552	Ross Stores, Inc.	39,496
	1,486	Starbucks Corp.	109,043
	1,010	Target Corp.	61,115
	1,989	TJX Co., Inc.	120,633
	599	Tractor Supply Co.	42,307
	587	Ulta Salon Cosmetics & Fragrance, Inc. *	57,221
	530	Urban Outfitters, Inc. *	19,329
	805	Wal-Mart Stores, Inc.	61,526
	795	Williams-Sonoma, Inc.	52,979
			1,031,205
		SEMICONDUCTORS - 4.2%
	666	Avago Technologies Ltd.	42,897
	300	Cavium, Inc. *	13,119
	611	KLA-Tencor Corp.	42,245
	480	Monolithic Power Systems, Inc. *	18,610
	2,326	NXP Semiconductor NV *	136,792
	1,316	Qualcomm, Inc.	103,780
	750	SunEdison, Inc. *	14,130
	1,670	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	33,433
	660	Teradyne, Inc. *	13,127
			418,133
		SOFTWARE - 4.7%
	310	Aspen Technology, Inc. *	13,132
	530	Bottomline Technologies, Inc. *	18,629
	290	Cornerstone OnDemand, Inc. *	13,882
	340	Dealertrack Technologies, Inc. *	16,725
	784	Fiserv, Inc. *	44,445
	340	Guidewire Software, Inc. *	16,677
	1,145	Microsoft Corp.	46,933
	140	NetSuite, Inc. *	13,276
	3,446	Oracle Corp.	140,976
	1,221	PTC, Inc. *	43,260
	250	ServiceNow, Inc. *	14,980
	686	Solera Holdings, Inc.	43,451
	170	Tableau Software, Inc.	12,934
	110	Ultimate Software Group, Inc. *	15,070
	590	Veeva Systems, Inc.	15,753
			470,123
		TELECOMMUNICATIONS - 1.4%
	380	CalAmp Corp. *	10,591
	690	Ciena Corp. *	15,691
	1,270	Cisco Systems, Inc.	28,461
	1,379	Fortinet, Inc. *	30,379
	540	IPG Photonics Corp. *	38,383
	556	NeuStar, Inc. - Cl. A *	18,075
			141,580
		TRANSPORTATION - 1.7%
	1,244	CSX Corp.	36,039
	1,756	Expeditors International of Washington, Inc.	69,590
	443	Genesee & Wyoming, Inc. *	43,113
	290	Old Dominion Freight Line, Inc. *	16,454
			165,196

		TOTAL COMMON STOCKS (Cost - $8,018,175)	8,832,843

		EXCHANGE TRADED FUND - 1.5%
		EQUITY FUND - 1.5%
	1,525	iShares Russell 1000 Value ETF (Cost - $135,611)	147,162

		TOTAL INVESTMENTS - 90.5% (Cost - $8,153,786) (a)	$ 8,980,005
		OTHER ASSETS AND LIABILITIES - NET - 9.5%	947,156
		TOTAL NET ASSETS - 100.0%	$ 9,927,161

*	Non-Income producing security.
ADR - American Depositary Receipt
(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 909,678
		Unrealized depreciation:	(83,459)
		Net unrealized appreciation:	$ 826,219

			Unrealized Depreciation
		LONG SWAP

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the Quest Dynamic Financial Hedge Program of Quest Partners LLP ("Quest") calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Quest that include exchange traded futures and options in relation to equity, fixed income, and currency asset classes traded on certain exchanges. Under the terms of the swap, the Advisor has the ability to periodically adjust the notional level of the swap.  The swap was effective on September 10, 2013 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for a fee of 0.35% to Deutsche Bank accrued on the notional level of the swap. (Notional Value $4,420,000)

		Total Net Unrealized Loss on Long Swap Contract	$ (231,003)

	Contracts		Unrealized Appreciation
		OPEN LONG FUTURE CONTRACTS
	9	S&P 500 E-Mini June 2014
		(Underlying Face Amount at Value $839,025)	$ 450

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.  Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the "Board").  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

 If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets and liabilities measured at fair value:

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.   The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

*/s/ Robert J. Enck

       Robert J. Enck, President

Date

05/26/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert J. Enck

       Robert J. Enck, President

Date

05/26/2014

By (Signature and Title)

*/s/ Vance J. Sanders

       Vance J. Sanders, Treasurer

Date

05/26/2014